EXPLORATION AND EVALUATION EXPENDITURE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EXPLORATION AND EVALUATION EXPENDITURE
Total exploration and evaluation expenditures	$ 42,726	$ 34,366
Less amount classified as asset held for sale	(61,064)	(18,309)
Total Exploration and Evaluation Expenditure, net of assets held for sale	34,979	34,366	$ 26,323
Exploration and evaluation phase, at cost
EXPLORATION AND EVALUATION EXPENDITURE
Total exploration and evaluation expenditures	185,819	176,550
Provision for impairment
EXPLORATION AND EVALUATION EXPENDITURE
Total exploration and evaluation expenditures	(143,093)	$ (142,184)
Exploration and evaluation assets
EXPLORATION AND EVALUATION EXPENDITURE
Less amount classified as asset held for sale	$ (7,747)